Commitments, Contingencies and Guarantees (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Commitments, Contingencies and Guarantees
Unrecognized aggregate liability for the unvested DSUs	$ 0
Unrecognized aggregate liability for the unvested CRSUs	$ 800
Equity derivatives, number of common shares held (in shares)	301,043
DSU liability, number of common shares (in shares)	301,043
Contingent consideration	$ 10,761	$ 8,674
MCP, Sellercloud | Business combination agreements
Commitments, Contingencies and Guarantees
Maximum potential performance-based contingent consideration	$ 30,000
Period for revenue performance targets	2 years
Contingent consideration	$ 10,800